CONSOLIDATED STATEMENTS OF CASH FLOW - USD ($) $ in Thousands	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Cash Flows from Operating Activities:
Net income	$ 17,087	$ 159,160	$ 72,995
Adjustment to arrive at income (loss) from continuing operations	4,621	(82,434)	(105,160)
Income (Loss) from Continuing Operations	21,708	76,726	(32,165)
Adjustments to reconcile income (loss) from continuing operations to net cash provided by (used in) operating activities:
Depreciation and amortization	49,937	54,438	38,780
Impairment of intangible assets		1,533	3,300
Loss on asset disposals and impairments, including streamlining initiatives, net	13,600	13,063	8,110
Deferred income taxes	474	(350)	(3,665)
Share-based compensation	25,577	37,270	7,269
Loss on settlement of note receivable	9,873
Loss on extinguishment of debt		16,914	1,707
Foreign currency transaction losses, net	4,845	6,535	9,656
Equity losses of equity investees	6,694	2,583	1,179
Other, net	(281)	(13)	71
Changes in assets and liabilities:
Increase in accounts receivable - trade, net	(7,540)	(27,643)	(1,167)
Increase in inventories, net	(42,540)	(21,903)	(47,115)
Decrease (increase) in other current and non-current assets	5,597	(12,840)	(8,753)
Increase (decrease) in accounts payable	23,911	(9,681)	21,695
Increase (decrease) in accrued expenses and other non-current liabilities	7,773	(9,006)	(34,337)
Increase (decrease) in income taxes payable	912	(83,062)	2,243
Net cash (used in) provided by operating activities of discontinued operations	(14,964)	(30,200)	9,161
Net cash provided by (used in) operating activities	105,576	14,364	(24,031)
Cash Flows from Investing Activities:
Proceeds from sales of property and equipment	816		20,264
Purchases of property and equipment	(55,084)	(93,609)	(65,130)
Net proceeds from disposition			4,000
Payments for purchases of businesses		(32,268)
Proceeds from sales of joint venture interests, net	17,621
Payment for joint venture interest	(10,000)
Payments for in-store merchandise shops	(5,123)	(6,344)	(2,461)
Net proceeds from settlement of note receivable	75,128
Investments in and advances to equity investees	(5,000)	(2,400)	(5,500)
Other, net	276	17	(363)
Net cash provided by investing activities of discontinued operations	634	137,759	143,306
Net cash provided by investing activities	19,268	3,155	94,116
Cash Flows from Financing Activities:
Proceeds from borrowings under revolving credit agreement	2,000	8,411	650,553
Repayment of borrowings under revolving credit agreement	(8,000)	(4,960)	(647,706)
Proceeds from issuance of Term Loan		398,000
Repayment of Senior Notes		(390,693)
Repayment of Term Loan	(3,000)	(2,000)
Proceeds from capital lease			8,673
Principal payments under capital lease obligations	(459)	(410)	(4,651)
Proceeds from exercise of stock options	2,464	41,949	4,823
Payment of deferred financing fees	(1,473)	(9,712)	(5,597)
Net cash (used in) provided by financing activities	(8,468)	40,585	6,095
Effect of Exchange Rate Changes on Cash and Cash Equivalents	(2,569)	(4,282)	(5,197)
Net Change in Cash and Cash Equivalents	113,807	53,822	70,983
Cash and Cash Equivalents at Beginning of Year	184,044	130,222	59,402
Cash and Cash Equivalents at End of Year	297,851	184,044	130,385
Less: Cash and Cash Equivalents Held for Sale			163
Cash and Cash Equivalents, at Carrying Value, Ending Balance	$ 297,851	$ 184,044	$ 130,222